CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 62,565	$ 46,252	$ 27,583
Cost of revenue:
Total cost of revenue	45,511	107,475	48,478
Gross profit	17,054	(61,223)	(20,895)
Operating expenses:
Research and development	74,461	49,738	48,934
Sales and marketing	49,604	26,263	14,282
General and administrative	85,717	24,395	18,185
Total operating expenses	209,782	100,396	81,401
Loss from operations	(192,728)	(161,619)	(102,296)
Interest income	2,573	285	2,695
Interest expense	(651)	(1,141)
Change in fair value of warrant liabilities	161,095
Other income (expense), net	(2,577)	(231)	(96)
Loss before provision for income taxes	(32,288)	(162,706)	(99,697)
Provision for income taxes	121	39
Net loss and comprehensive loss	$ (32,409)	$ (162,745)	$ (99,697)
Net loss per common share - basic	$ (0.19)	$ (26.87)	$ (17.08)
Net loss per common share - diluted	$ (0.19)	$ (26.87)	$ (17.08)
Weighted-average common shares outstanding - basic	173,810,053	6,056,574	5,838,103
Weighted-average common shares outstanding - diluted	173,810,053	6,056,574	5,838,103
Product
Revenue:
Total revenue	$ 47,868	$ 38,347	$ 25,081
Cost of revenue:
Total cost of revenue	29,308	46,294	38,357
Subscription
Revenue:
Total revenue	14,697	7,905	2,502
Cost of revenue:
Total cost of revenue	2,238	1,068	621
Loss on product purchase commitment
Cost of revenue:
Total cost of revenue	$ 13,965	$ 60,113	$ 9,500